Schedule of Investments (unaudited)	iShares® MSCI New Zealand ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 4.7%
Fletcher Building Ltd.	2,109,156	$4,044,704

Diversified Telecommunication Services — 4.7%
Spark New Zealand Ltd.	1,586,811	4,072,348

Electric Utilities — 9.7%
Contact Energy Ltd.	731,755	4,147,246
Mercury NZ Ltd.	1,012,846	4,158,944
		8,306,190
Health Care Equipment & Supplies — 24.4%
Fisher & Paykel Healthcare Corp. Ltd.	1,158,865	21,014,450

Health Care Providers & Services — 8.7%
EBOS Group Ltd.	180,605	3,669,141
Ryman Healthcare Ltd.(a)	1,702,220	3,822,187
		7,491,328
Independent Power and Renewable Electricity Producers — 5.1%
Meridian Energy Ltd.	1,055,530	4,386,119

Industrial Conglomerates — 4.6%
Infratil Ltd.	603,579	3,935,914

Industrial REITs — 4.7%
Goodman Property Trust	3,026,156	4,073,790

Passenger Airlines — 4.6%
Air New Zealand Ltd.	11,883,681	3,944,645
Security	Shares	Value

Retail REITs — 4.7%
Kiwi Property Group Ltd.	8,009,680	$4,039,595

Transportation Infrastructure — 24.0%
Auckland International Airport Ltd.	4,295,894	20,597,349

Total Long-Term Investments — 99.9%
(Cost: $99,389,640)		85,906,432

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(b)(c)	30,000	30,000

Total Short-Term Securities — 0.0%
(Cost: $30,000)		30,000

Total Investments — 99.9%
(Cost: $99,419,640)		85,936,432

Other Assets Less Liabilities — 0.1%		43,868

Net Assets — 100.0%		$85,980,300

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$432,780	$—	$(432,805	)(b)	$25	$—	$—	—	$1,281	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	—	(30,000	)(b)	—	—	30,000	30,000	3,025		—
					$25	$—	$30,000		$4,306		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® MSCI New Zealand ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$70,064,032	$15,842,400	$—	$85,906,432
Short-Term Securities
Money Market Funds	30,000	—	—	30,000
	$70,094,032	$15,842,400	$—	$85,936,432

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